SUBSEQUENT EVENTS (Details Narrative)																							1 Months Ended	2 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Apr. 02, 2025 shares	Aug. 13, 2024 shares	Aug. 08, 2024	Jul. 18, 2024	Jul. 15, 2024	Jun. 18, 2024	Jun. 07, 2024 USD ($)	Jun. 06, 2024 USD ($)	Apr. 12, 2024 $ / shares shares	Apr. 02, 2024 USD ($)	Mar. 27, 2024 USD ($) $ / shares shares	Mar. 22, 2024 USD ($)	Mar. 21, 2024 USD ($)	Mar. 20, 2024 USD ($)	Feb. 22, 2024 $ / shares	Feb. 12, 2024 USD ($)	Jan. 26, 2024 USD ($)	Jan. 24, 2024 USD ($)	Jan. 16, 2024 USD ($) shares	Jan. 15, 2024 USD ($) shares	Jan. 01, 2024 shares	May 25, 2022 USD ($)	Nov. 30, 2023 USD ($)	Aug. 19, 2024 shares	Aug. 13, 2024 shares	Aug. 31, 2024 shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Apr. 17, 2024 USD ($)	Mar. 20, 2024 EUR (€)
Subsequent Event [Line Items]
Restricted stock units, shares | shares																								9,500
Number of stock options, granted | shares																											30,000		135,500
Principal amount												$ 2,658,635
Shares canceled | shares																											114,000		21,500
Unregistered shares of restricted common stock, value																													$ 1,214,473	$ 141,731
Accrued liabilities																											$ 40,340		216,297	$ 9,972
Gross sales price																											$ 3,215,752		$ 1,665,533
Common stock par value | $ / shares																											$ 0.00001		$ 0.00001	$ 0.00001
Reverse stock split				1-for-10	reverse stock split at a ratio of 1-for-10.
Payments of cash for license													$ 2,000,000
Maxim Group LLC [Member]
Subsequent Event [Line Items]
Gross sales price																											$ 3,215,752
Settlement Agreement [Member]
Subsequent Event [Line Items]
Total sum cash																							$ 200,000
Cash compensation																							100,000
Unregistered shares of restricted common stock, value																							$ 100,000
Accrued liabilities																													$ 200,000
2023 Executive Compensation Plan [Member]
Subsequent Event [Line Items]
Payment of bonus compensation for achievement of milestones												113,470
Loans Payable [Member]
Subsequent Event [Line Items]
Interest rate																						6.51%
Principal amount																						$ 25,000
Payment of principal amount																						$ 539
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of restricted stock units granted vest and converted into shares of common stock | shares																											524,730		50,604
Stock option exercise price per shares | $ / shares																											$ 3.63		$ 1.41
Stock options purchase, shares | shares																											39,166		7,973
Subsequent Event [Member]
Subsequent Event [Line Items]
Offerings cost																$ 100,000,000
Gross sales price							$ 3,389,384	$ 1,650,000
Common stock par value | $ / shares															$ 0.00001
Reverse stock split					1-for-10										the range between one-for-ten (1:10) and one-for-twenty-five (1:25), with such ratio to be determined in the discretion of the Registrant’s Board of Directors and with such action to be effected at such time and date as determined by the Board of Directors (the “Reverse Split”).
Payments of cash for license													$ 2,000,000	$ 2,000,000
Minimum guarantee obligation payments due | €																																€ 1,500,000
Payment of consideration received												2,000,000
Payment of compensation												$ 221,588
Minimum stockholders equity requirement																															$ 5,000,000
Shareholders common stock holding percentage, description			MGO expects that the holders of MGO Common Stock and the Heidmar Shareholders will hold 5.66% and 94.34% (inclusive of shares to be distributed to advisors), respectively,
Subsequent Event [Member] | H M I [Member]
Subsequent Event [Line Items]
Business acquisition, description of acquired entity						the number of the Company’s outstanding shares of common stock on a fully diluted and as-converted basis immediately prior to the effective time of the Merger, times (y) 16.6667, divided by (z) the number of outstanding HMI Shares immediately prior to the HMI Share Acquisition and (ii) after the Closing and upon the satisfaction of certain earnout conditions set forth in the Business Combination Agreement, additional Holdings Common Shares equal to 10% of the shares issued to the Heidmar Shareholders on the Closing.
Subsequent Event [Member] | Maxim Group LLC [Member]
Subsequent Event [Line Items]
Offerings cost																$ 1,650,000
Subsequent Event [Member] | Ojeda Employment Agreement [Member]
Subsequent Event [Line Items]
Number of restricted stock units granted vest and converted into shares of common stock | shares											10,000
Annual base salary											$ 325,000
Monthly automobile allowance											$ 1,000
Option term											5 years
Number of option to purchase shares of common stock | shares											10,000
Percentage of exercise price equal to closing price of common stock											110.00%
Subsequent Event [Member] | Hilfiger Employment Agreement [Member]
Subsequent Event [Line Items]
Number of restricted stock units granted vest and converted into shares of common stock | shares											10,000
Annual base salary											$ 250,000
Monthly automobile allowance											$ 1,000
Option term											5 years
Number of option to purchase shares of common stock | shares											10,000
Percentage of exercise price equal to closing price of common stock											110.00%
Subsequent Event [Member] | Groves Employment Agreement [Member]
Subsequent Event [Line Items]
Number of restricted stock units granted vest and converted into shares of common stock | shares											10,000
Annual base salary											$ 250,000
Monthly automobile allowance											$ 1,000
Option term											5 years
Number of option to purchase shares of common stock | shares											10,000
Percentage of exercise price equal to closing price of common stock											110.00%
Subsequent Event [Member] | Forecast [Member]
Subsequent Event [Line Items]
Shares canceled | shares																												32,500
Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Stock options purchase, shares | shares		114,000																			114,000
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Stock options purchase, shares | shares																									389,237
Subsequent Event [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Common stock par value | $ / shares									$ 0.00001
Additional shares | shares									182,541
Shares available for future | shares									205,071
Subsequent Event [Member] | Loans Payable [Member]
Subsequent Event [Line Items]
Interest rate																		12.00%
Principal amount																		$ 85,000
Payment of principal amount																		$ 1,833
Subsequent Event [Member] | Intercompany Demand Note [Member]
Subsequent Event [Line Items]
Interest rate																	5.07%
Payment of principal amount																	$ 2,658,635
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of stock options, granted | shares	5,000
Stock options purchase, shares | shares																										59,491
Conversion of shares | shares																									6,668
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of restricted stock units granted vest and converted into shares of common stock | shares											30,000														69,000
Stock option exercise price per shares | $ / shares											$ 0.41
Stock options purchase, shares | shares																									58,487
Subsequent Event [Member] | Minimum [Member] | Ojeda Employment Agreement [Member]
Subsequent Event [Line Items]
Annual base salary											$ 180,000
Subsequent Event [Member] | Minimum [Member] | Hilfiger Employment Agreement [Member]
Subsequent Event [Line Items]
Annual base salary											144,000
Subsequent Event [Member] | Minimum [Member] | Groves Employment Agreement [Member]
Subsequent Event [Line Items]
Annual base salary											$ 130,000
Subsequent Event [Member] | Maximum [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Additional shares | shares									451,188
Subsequent Event [Member] | Vincent Ottomanelli [Member]
Subsequent Event [Line Items]
Vesting shares | shares																				10,000
Vesting date																				Jan. 15, 2024
Cash bonus																				$ 13,500
Monthly cash fee																				$ 5,000
Subsequent Event [Member] | Ms Perez [Member]
Subsequent Event [Line Items]
Annual base salary										$ 200,000									$ 165,000
Cash bonus percentage																				20.00%
Restricted stock units, shares | shares																			5,000
Subsequent Event [Member] | Ms Perez [Member] | Minimum [Member]
Subsequent Event [Line Items]
Cash bonus percentage										20.00%
Subsequent Event [Member] | Ms Perez [Member] | Maximum [Member]
Subsequent Event [Line Items]
Cash bonus percentage										25.00%